Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.15%	0.70%	1.67%	2.01%	0.35%